CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Marketable securities, amortization	$ 384,320	$ 296,243
Accounts receivable, allowance for doubtful accounts	836	1,107
Accounts receivable net of allowance for credit losses	$ 482	$ 0
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, issued shares	84,519,994	83,875,905
Ordinary shares, outstanding shares	82,544,991	82,978,115
Treasury shares, ordinary shares	1,975,003	897,790